ENVIRONMENTAL MATTERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Emvironmental Matters [Line Items]
Environmental disbursements	$ 56,441	$ 90,620
Commitments for disbursements in project	$ 67,015	$ 88,005
Environmental disbursement one [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of name of project	Investment projects for the control and management of gas emissions from industrial process	Investment projects for the control and management of gas emissions from industrial process
Disclosure of status of project	In process	In process
Environmental disbursements	$ 267	$ 6,467
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 792	$ 8,271
Estimated completion date of project	2020	2019
Environmental disbursement two [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 21,927	$ 29,419
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 53,111	$ 63,035
Estimated completion date of project	2020	2019
Environmental disbursement three [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of name of project	Investment projects for the control and management of gas emissions from industrial process	Investment projects for the control and management of gas emissions from industrial process
Disclosure of status of project	Finished	Finished
Environmental disbursements	$ 375	$ 563
Description of nature of disbursement	Expense	Expense
Detailed description of nature of disbursement	Operating cost	Operating cost
Environmental disbursement four [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 3,535	$ 21,978
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 6,595	$ 9,233
Estimated completion date of project	2020	2019
Environmental disbursement five [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	Finished	Finished
Environmental disbursements	$ 15,570	$ 25,684
Description of nature of disbursement	Expense	Expense
Detailed description of nature of disbursement	Operating cost	Operating cost
Environmental disbursement six [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Arauco Argentina S.A.
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Construction emissary
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 348	$ 1,454
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project		$ 797
Estimated completion date of project		2019
Environmental disbursement seven [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Arauco Argentina S.A.
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 7,745
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating cost	Property, plant and equipment
Estimated completion date of project		2019
Environmental disbursement eight [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Arauco Argentina S.A.	Arauco Argentina S.A.
Description of name of project	Construction emissary	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 40
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 697
Estimated completion date of project	2020	2019
Environmental disbursement nine [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Arauco Argentina S.A.	Maderas Arauco S.A.
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 1,174	$ 499
Description of nature of disbursement	Assets	Expense
Detailed description of nature of disbursement	Property, plant and equipment	Operating cost
Commitments for disbursements in project	$ 1,816
Estimated completion date of project	2020
Environmental disbursement ten [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Arauco Argentina S.A.	Maderas Arauco S.A.
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 987	$ 1,471
Description of nature of disbursement	Assets	Expense
Detailed description of nature of disbursement	Property, plant and equipment	Operating cost
Commitments for disbursements in project	$ 343
Estimated completion date of project	2020
Environmental disbursement eleven [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Maderas Arauco S.A.	Maderas Arauco S.A.
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 208
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating cost	Property, plant and equipment
Commitments for disbursements in project		$ 291
Estimated completion date of project		2019
Environmental disbursement twelve [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Maderas Arauco S.A.	Forestal Arauco S.A.
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 647	$ 1,547
Description of nature of disbursement	Expense	Expense
Detailed description of nature of disbursement	Operating cost	Administration expenses
Commitments for disbursements in project		$ 1,957
Estimated completion date of project		2019
Environmental disbursement thirteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Maderas Arauco S.A.	Celulosa y Energía Punta Pereira S.A.
Description of name of project	Environmental improvement studies	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 305	$ 52
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project		$ 3,266
Estimated completion date of project		2019
Environmental disbursement fourteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Forestal Arauco S.A.	Celulosa y Energía Punta Pereira S.A.
Description of name of project	Environmental improvement studies	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	Finished
Environmental disbursements	$ 626	$ 281
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Administration expenses	Property, plant and equipment
Commitments for disbursements in project	$ 401
Estimated completion date of project	2020
Environmental disbursement fifteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa y Energía Punta Pereira S.A.	Forestal Los Lagos S.A.
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 684	$ 236
Description of nature of disbursement	Assets	Expense
Detailed description of nature of disbursement	Property, plant and equipment	Operating cost
Commitments for disbursements in project	$ 2,567	$ 273
Estimated completion date of project	2020	2019
Environmental disbursement sixteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa y Energía Punta Pereira S.A.	Arauco North America, Inc
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 400	$ 969
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 100	$ 882
Estimated completion date of project	2020	2019
Environmental disbursement seventeen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa y Energía Punta Pereira S.A.
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	Finished
Environmental disbursements	$ 448
Description of nature of disbursement	Assets
Detailed description of nature of disbursement	Property, plant and equipment
Environmental disbursement eighteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Forestal Los Lagos S.A.
Description of name of project	Environmental improvement studies
Disclosure of status of project	In process
Environmental disbursements	$ 210
Description of nature of disbursement	Expense
Detailed description of nature of disbursement	Operating cost
Commitments for disbursements in project	$ 63
Estimated completion date of project	2020
Environmental disbursement ninteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Arauco North America, Inc
Description of name of project	Environmental improvement studies
Disclosure of status of project	In process
Environmental disbursements	$ 945
Description of nature of disbursement	Assets
Detailed description of nature of disbursement	Property, plant and equipment
Commitments for disbursements in project	$ 530
Estimated completion date of project	2020